TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Trade and other current payables [abstract]
TRADE AND OTHER PAYABLES	TRADE AND OTHER PAYABLES

	As of December 31,
	2024	2023
	US$’000	US$’000
Trade payables	46,760	46,560
Other payables	11,424	10,660
	58,184	57,220
Other payables included refund liabilities arising from contracts with customers, which amounted to $10,368 and $9,387 as of December 31, 2025 and 2024, respectively.